Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 145,973	$ 128,709	[1]
Restricted cash		0	5,137	[1]
Short-term deposits		35,592	108,928	[1]
Trade receivables (net of allowance for doubtful accounts of $1,040 and $616 as of December 31, 2021 and December 31, 2020, respectively)		67,505	66,324	[1]
Prepaid expenses and other current assets		12,818	7,439	[1]
Contract acquisition costs		4,813	2,979	[1]
Inventories		6,511	4,754	[1]
Total current assets		273,212	324,270	[1]
Non-current assets
Other non-current assets		1,958	565	[1]
Deferred tax assets, net		9,800	7,372	[1]
Property and equipment, net		16,756	16,106	[1]
Intangible assets, net		11,228	6,611	[1]
Goodwill		26,829	9,463	[1]
Total non-current assets		66,571	40,117	[1]
Total assets		339,783	364,387	[1]
Current liabilities
Trade payables		9,546	4,727
Other accounts payable and accrued expenses		54,044	49,112
Deferred revenues		122,983	105,543
Total current liabilities		186,573	159,382
Long-term liabilities
Liability for employees’ severance benefits		375	366
Other long term liabilities		9,162	6,191
Deferred revenues		36,426	33,439
Restricted Sponsor Shares liability		44,712	0
Price Adjustment Shares liability		79,404	0
Derivative warrant liabilities		56,478	0
Total long-term liabilities		226,557	39,996
Total liabilities		413,130	199,378
Redeemable convertible preferred shares, NIS 0.00001 par value; 39,779,261 shares authorized, issued and outstanding as of December 31, 2020. Aggregate liquidation preference of $134,411, as of December 31, 2020**	[1]	0	101,205
Shareholders’ equity (deficiency)
Share capital, NIS 0.00001 par value; 3,454,112,863 shares authorized and 187,680,294 and 124,671,507 shares issued and outstanding as of December 31, 2021 and 2020, respectively**	[1],[2]	0	0
Additional paid-in capital		(153,072)	34,226
Treasury stock, NIS 0.00001 par value; 43,540 ordinary shares**		(85)	(85)
Accumulated other comprehensive income		1,372	1,321
Retained earnings		78,438	28,342
Total Shareholders’ equity (deficiency)		(73,347)	63,804
Total liabilities, redeemable convertible preferred shares and shareholders’ equity		$ 339,783	$ 364,387
Redeemable convertible preferred shares authorized (in shares)	[1]		39,779,261

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 12, Shareholders’ Equity, for details.
[2]	Less than US$ 1.